RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL

	Consolidated
	2021 $	2020 $	2019 $
Remuneration of Key Management Personnel
Short-term employee benefits	1,035,302	638,659	964,162
Post-employment benefits	79,042	53,614	86,130
Share-based payments	650,911	(32,498)	157,886
Other long-term benefits	4,589	3,231	734
Termination benefits	—	—	—
Total remuneration of Key Management Personnel	1,787,933	663,006	1,208,912